INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Lease	Dec. 31, 2017 USD ($) Lease	Dec. 31, 2016 USD ($)
INVESTMENT IN FINANCE LEASE [Abstract]
Number of leases recorded as investment in finance lease | Lease	1	1
Gain on reclassification of operating lease to finance lease			$ 2,700
Implicit interest rate			5.00%
Finance lease revenue	$ 675	$ 731	$ 2,066
Investment in Finance Lease [Abstract]
Gain on sale of aircraft	13,398	3,926	27,195
Net Investment in Finance Lease [Abstract]
Total minimum lease payments receivable	11,400	13,200
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(2,805)	(3,481)
Net Investment in Finance Lease	12,822	13,946
Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease [Abstract]
2019	1,800
2020	1,800
2021	1,800
2022	1,800
2023	1,800
Thereafter	2,400
Future minimum rental payments under finance lease	$ 11,400	$ 13,200
Investment in Finance Lease [Member]
Investment in Finance Lease [Abstract]
Gain on sale of aircraft			$ 4,200